K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com
February 11, 2014	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AXA Premier VIP Trust – Post-Effective Amendment No. 47 to the

Registration Statement on Form N-1A (File Nos. 333-70754; 811-10509)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of AXA Premier VIP Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 47 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

The Prospectus for the Charter Portfolios, the Statement of Additional Information and the Part C of the Registration Statement included in the Post-Effective Amendment are marked to show changes from Post-Effective Amendment No. 45 to the Trust’s Registration Statement, which was filed with the Securities and Exchange Commission (the “SEC”) on October 2, 2013. All other Prospectuses included in the Post-Effective Amendment are marked to show changes from Post-Effective Amendment No. 42 to the Trust’s Registration Statement, which was filed with the SEC on April 30, 2013. The Post-Effective Amendment is being filed to update the Trust’s Registration Statement, to include information regarding strategy and sub-adviser changes for certain Portfolios, to include new exhibits and other information not previously filed and to make other minor clarifying, updating and stylistic changes.

The Post-Effective Amendment is scheduled to become effective on April 30, 2014. We would appreciate receiving any comments by March 26, 2014. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain exhibits and information not included in the Post-Effective Amendment.

February 11, 2014

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely, /s/ Mark C. Amorosi Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

William MacGregor, Esq.

AXA Equitable Funds Management Group LLC

Clifford J. Alexander, Esq.

K&L Gates LLP